PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 31,688	$ 36,056
Accumulated depreciation	21,613	22,081
Depreciated cost	10,075	13,975
Installed products [Member]
Property, Plant and Equipment [Line Items]
Cost	7,953	6,898
Accumulated depreciation	5,424	4,464
Computers and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	8,474	8,612
Accumulated depreciation	6,499	6,743
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,413	943
Accumulated depreciation	939	629
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	6,873	11,692
Accumulated depreciation	3,708	4,839
Network installation [Member]
Property, Plant and Equipment [Line Items]
Cost	3,970	4,431
Accumulated depreciation	3,848	4,219
Building [Member]
Property, Plant and Equipment [Line Items]
Cost	498	558
Accumulated depreciation	64	60
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	2,507	2,922
Accumulated depreciation	$ 1,131	$ 1,127